                    MERRILL LYNCH CORPORATE BOND FUND, INC.



                                                                February 9, 1996

VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549


Attention:     Division of Investment Management

          Re:  Merrill Lynch Corporate Bond Fund, Inc.
               Post-Effective Amendment No. 22 to the
               Registration Statement on Form N-1A
               (Securities Act File No. 2-62329)
               ---------------------------------


Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Corporate Bond Fund, Inc. (the "Fund") hereby certifies that:

        (1) the form of the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 26, 1996.

                                    Very truly yours,

                                    Merrill Lynch Corporate Bond Fund, Inc.

                                    By:  /s/ Ira P. Shapiro
                                         --------------------------
                                         Ira P. Shapiro
                                         Assistant Secretary